Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 223,543	$ 136,339
Restricted cash	2,559	4,435
Accounts receivable, net	43,379	29,943
Inventory, net	136,643	67,183
Loans receivable, short-term	1,312	2,438
Other current assets	14,319	9,129
Total current assets	421,755	249,467
Non-current assets:
Property and equipment, net	369,092	228,804
Right-of-use assets	88,017	71,794
Intangible assets, net	437,644	195,541
Loans receivable, long-term	505	21,223
Investments	5,912	4,360
Goodwill	446,767	450,569
Deferred tax asset	6,561	7,130
Other non-current assets	4,210	3,708
Total non-current assets	1,358,708	983,129
TOTAL ASSETS	1,780,463	1,232,596
Current liabilities:
Accounts payable	32,278	23,231
Accrued liabilities	95,442	130,469
Short-term borrowings	19,928	25,924
Income tax payable	46,949	36,067
Current portion of lease liabilities	20,792	18,040
Deferred consideration, contingent consideration and other payables, short-term	71,833	19,115
Derivative liabilities, short-term	1,172
Total current liabilities	288,394	252,846
Non-current liabilities:
Long-term notes payable and loans payable	465,079	255,439
Derivative liabilities, long-term	0	17,505
Lease liabilities	118,936	74,468
Deferred tax liability	85,666	41,202
Deferred consideration and contingent consideration, long-term	17,651	7,247
Other long-term liabilities	7,001	8,557
Total non-current liabilities	694,333	404,418
TOTAL LIABILITIES	982,727	657,264
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS' EQUITY:
Share capital	1,597,715	802,264
Accumulated other comprehensive loss	(254)	(647)
Accumulated deficit	(841,907)	(328,380)
Equity of Cresco Labs Inc.	755,554	473,237
Non-controlling interests	42,182	102,095
TOTAL SHAREHOLDERS' EQUITY	797,736	575,332
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,780,463	$ 1,232,596